Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2020
BALANCE SHEET COMPONENTS [Abstract]
Balance sheet components account and financing receivables, net

	As of December 31,
	2019	2020
Accounts receivable, net
Accounts receivable	$130,037	94,528
Allowance for credit losses	(3,956)	(7,007)

	$126,081	87,521

Balance sheet components movement of allowance for doubtful accounts and credit losses

	Balance at the beginning of year	Changes on initial application of ASU 2016-13	Additional allowance for credit losses, net of recoveries	Write-offs	Exchange difference	Balance at the end of year
2018	4,487	0	5,449	(1,940)	(422)	7,574
2019	7,574	0	4,724	(8,237)	(105)	3,956
2020	3,956	3,383	2,419	(3,231)	480	7,007

Balance sheet components other assets and liabilities

	As of December 31,
	2019	2020
Prepaid and other current assets
Matching loan due from a related party (See Note 9)	$33,329	$34,123
Prepaid taxes	26,274	25,043
Prepaid content and license	12,964	11,029
Prepaid cost of revenue	7,175	10,120
Receivables from third party payment platforms	3,435	5,488
Interest receivable from bank deposits with original maturities of three months or less	1,012	3,875
Prepaid professional fees	610	2,365
Prepaid rental deposit	2,891	2,310
Prepaid office rent and facilities expenses	601	696
Employee advances	1,249	587
Others	7,991	10,954

	$97,531	$106,590

Prepaid non-current assets
Prepaid PRC income tax for the sale of assets associated with 17173.com by Sohu to Changyou	$1,882	$1,006

	$1,882	$1,006

Other short-term liabilities
Matching loans due to a related party (See Note 9)	33,536	34,123
Contingent liability related to Shanghai Jingmao liquidation (1)	23,900	23,900
Deposits related to Focus	19,101	21,936
Share-based awards in Changyou	0	13,292
Contract deposits from advertisers	3,060	3,036
Lease liabilities	2,510	1,107
Consideration payable for equity investment	740	751
Others	8,218	8,026

	$91,065	$106,171

Receipts in advance relating to:
brand advertising business	$7,097	$5,214
online game business	5,524	7,869
other business	6,490	6,029

Total receipts in advance	19,111	19,112
Deferred revenue	31,210	32,943

	$50,321	$52,055